Related Parties - Summary of Entity Providing Key Management Personnel Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Key management personnel services	$ 8	$ 7	$ 7
Consultancy services	$ 59	$ 25	$ 20